Acquisitions of businesses (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations1 [Abstract]
Disclosure of fair value of assets and liabilities arising from acquisitions

($ millions)	2020	2019	2018
Property, plant & equipment	—	1	1
Currently marketed products	—	—	346
Acquired research & development	—	505	—
Deferred tax assets	—	28	12
Inventories	—	—	3
Trade receivables and other current assets	—	—	2
Cash and cash equivalents	—	6	5
Deferred tax liabilities	—	(121)	(78)
Trade payables and other liabilities	—	(1)	(4)
Net identifiable assets acquired	—	418	287
Acquired liquidity	—	(6)	(5)
Goodwill	—	6	4
Net assets recognized as a result of business combinations	—	418	286